Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Defined Benefit Plans Disclosures
Total net benefit plan expense (income) associated with the Company's defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2011	2010	2009	2011		2010		2009

Service cost	$3.1	$2.9	$2.7	$	−	$	−	$	−
Interest cost	15.9	15.1	14.1		0.6		0.9		0.5
Expected return on plan assets	(18.2)	(15.8)	(13.3)		−		−		−
Amortization of prior service cost (credit)	–	–	−		(1.3)		(0.9)		(0.9)
Amortization of losses (gains)	5.8	6.7	5.7		(0.9)		(1.2)		(1.9)
Other	0.3	–	0.3		−		−		−

Total net benefit plan expense (income)	$6.9	$8.9	$9.5		$(1.6)		$(1.2)		$(2.3)

Included in accumulated other elements of comprehensive income at December 31, 2011 and 2010 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2012:

	December 31, 2011		December 31, 2010		Year Ending December 31, 2012
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credit	0.7	0.5	−	−	(0.1)
Actuarial losses, net	$(88.3)	$(65.8)	$(84.6)	$(61.4)	$5.9

Post retirement benefits:
Prior service credit	5.7	3.6	6.9	4.3	(1.3)
Actuarial gains	8.8	5.5	9.0	5.6	(0.9)

	$(73.1)	$(56.2)	$(68.7)	$(51.5)	$3.6

The change in the projected benefit obligation associated with the Company's defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company's postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011	2010

Benefit obligation at beginning of year	$282.4	$274.5	$15.6	$18.3
Service cost	3.1	2.9	−	−
Interest cost	15.9	15.1	0.6	0.9
Plan participants' contributions	1.0	0.9	−	−
Actuarial losses (gains)	7.1	5.8	(0.7)	1.2
Exchange rate changes	(0.2)	(8.5)	−	−
Benefits and expenses paid from plan assets	(12.2)	(8.3)	(1.4)	(1.9)
Plan amendments	(0.7)	−	−	(2.9)
Other	0.7	−	−	−

Benefit obligation at end of year	$297.1	$282.4	$14.1	$15.6

The total accumulated benefit obligation for the Company's defined benefit pension plans was $258.2 million and $244.6 million at December 31, 2011 and 2010, respectively.
The change in the plan assets associated with the Company's defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2011	2010	2011		2010

Fair value of plan assets at beginning of year	$261.3	$242.2	$	−	$	−
Actual return on plan assets	15.0	24.4		−		−
Company contributions	10.4	9.4		1.4		1.9
Plan participants' contributions	1.0	0.9		−		−
Exchange rate changes	0.1	(7.3)		−		−
Benefits and expenses paid from plan assets	(12.2)	(8.3)		(1.4)		(1.9)
Other	0.3	−		−		−

Fair value of plan assets at end of year	$275.9	$261.3	$	−	$	−

The status of the Company's underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2011	2010	2011	2010

Underfunded status at end of year:
Current	$(0.2)	$(0.2)	$(1.9)	$(2.2)
Non-current	(21.0)	(20.9)	(12.2)	(13.4)

Underfunded status at end of year	$(21.2)	$(21.1)	$(14.1)	$(15.6)

Actual asset investment allocations for the Company's main defined benefit pension plan in the United Kingdom, which accounts for approximately 97% of total plan assets, were as follows:

	Pension Benefits
	2011	2010

U.K. plan:
Equity securities	53%	54%
Fixed income debt securities, cash and other	47%	46%

The fair values of the Company's pension plan assets by asset category at December 31, 2011 and 2010 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents	$1.9	$10.2	$–	$–	$–	$–	$1.9	$10.2
Equity securities:
US equities	–	–	58.3	52.7	–	–	58.3	52.7
Non-U.S. equities	–	37.3	82.3	47.4	–	–	82.3	84.7
Bonds:
Non-US government bonds	–	–	89.9	21.0	–	–	89.9	21.0
Non-US corporate bonds	–	–	23.8	74.4	–	–	23.8	74.4
Alternative investments:
Insurance contracts	–	–	–	–	8.0	7.3	8.0	7.3
Real estate and other	–	–	–	–	11.7	11.0	11.7	11.0
Total assets	$1.9	$47.5	$254.3	$195.5	$19.7	$18.3	$275.9	$261.3

The weighted-average assumptions associated with the Company's defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	4.10%	5.03%	4.10%	5.03%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	1/1/2011	1/1/2010	1/1/2011	1/1/2010

Foreign plans:
Discount rate	5.50%	5.50-5.75%	–	–
Expected return on plan assets	4.75-6.75%	5.50-6.75%	–	–
Rate of compensation increase	3.00-4.50%	3.00-4.50%	–	–
Measurement date	1/1/2011	1/1/2010	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	3.50%	4.10%	3.50%	4.10%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	12/31/2011	12/31/2010	12/31/2011	12/31/2010

Foreign plans:
Discount rate	5.00-5.75%	5.50%	–	–
Rate of compensation increase	3.00-4.25%	3.00-4.50%	–	–
Measurement date	12/31/2011	12/31/2010	–	–

Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ended December 31:
2012	$12.3	$1.9
2013	$12.6	$1.8
2014	$12.9	$1.6
2015	$13.2	$1.5
2016	$13.5	$1.3
2017 - 2021	$72.3	$4.8

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010
Balance at beginning of the year	$18.3	$9.3
Purchases/Sales, net	0.7	10.6
Actual return on plan assets	0.9	1.3
Reclassification of plan assets to Level 2	–	(2.1)
Currency impact	(0.2)	(0.8)
Balance at end of the year	$19.7	$18.3

Benefit Obligation In Excess of Plan Assets
Year-end amounts applicable to the Company's pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
	at December 31,		at December 31,
(dollars in millions)	2011	2010	2011	2010

Fair value of applicable plan assets	$275.9	$261.3	$11.2	$9.8
Projected benefit obligation of applicable plans	$297.1	$282.4	–	–
Accumulated benefit obligation of applicable plans	–	–	$20.7	$18.3